Investments in Joint Ventures (Details) - Schedule of financial position of the joint ventures (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Real Estate properties, at fair value	$ 6,715.6	$ 6,495.4
Other assets	249.0	181.5
Total assets	6,964.6	6,676.9
Liabilities & Equity
Mortgage Notes Payable and Other Note Obligations, at fair value	2,360.4	2,656.0
Other liabilities	139.9	82.8
Total liabilities	2,500.3	2,738.8
Equity	4,464.3	3,938.1
Total liabilities and equity	$ 6,964.6	$ 6,676.9